As filed with the Securities and Exchange Commission on November 20, 2000.

                            1933 Act File No. 2-62218
                           1940 Act File No. 811-2853

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                       Pre-Effective Amendment No:                 [ ]
                       Post-Effective Amendment No: 38             [X]

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
                                Amendment No: 31

                          LEGG MASON CASH RESERVE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

MARC R. DUFFY, ESQ.                               ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated              Kirkpatrick & Lockhart LLP
100 Light Street                                  1800 Massachusetts Ave., N.W.
Baltimore, Maryland  21202                        Second Floor
(Name and Address of Agent for Service)           Washington, D.C.  20036-1800


It is proposed that this filing will become effective:

[ ] immediately  upon filing  pursuant to Rule 485(b)
[X] on December 20, 2000 pursuant to Rule 485(b)
[ ] 60 days after filing pursuant to Rule 485(a)(i)
[ ] on , 2000 pursuant to Rule 485(a)(i)
[ ] 75 days after filing pursuant to Rule 485(a)(ii)
[ ] on , 2000 pursuant to Rule 485(a)(ii)

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          Legg Mason Cash Reserve Trust

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                                   LEGG MASON
                               CASH RESERVE TRUST
                               ------------------

             Investing in money market instruments for stability of principal and current income consistent with stability of principal.

                          PROSPECTUS     December 20, 2000


                                [GRAPHIC OMITTED]


As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS


About the fund:
---------------

                1          Investment objective
                2          Principal risks
                3          Performance
                4          Fees and expenses of the fund
                5          Management



About your investment:
----------------------

               6           How to invest
               7           How to sell your shares
               8           Account policies
               9           Services for investors
              10           Distributions and taxes
              11           Financial highlights

LEGG MASON CASH RESERVE TRUST
[GRAPHIC OMITTED]
INVESTMENT OBJECTIVE
--------------------

The fund seeks to achieve stability of principal and current income consistent with stability of principal. There is no guarantee that the fund will achieve its objective.

The fund is a money market fund that seeks to maintain a net asset value of $1.00 per share. To achieve its objective, the fund adheres to the following practices:

o    it buys money market securities maturing in 397 days or less

o it maintains a dollar-weighted average portfolio maturity of 90 days or less

o it buys only high-quality money market securities determined by the investment adviser to present minimal credit risk

High-quality money market securities in which the fund may invest include, but are not limited to:

o securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities

o securities representing deposits at domestic and foreign banks and savings and loan institutions. The fund may at times invest greater than 25% of its assets in such bank securities. These banks and institutions must have capital surplus and undivided profits of over $100,000,000 or the principal amount of the instruments must be insured by the Federal Deposit Insurance Corporation

o commercial paper rated A-1 by Standard & Poor's ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's") or F-1 by Fitch Investors Service, Inc. ("Fitch") and unrated commercial paper that the adviser determines to be of comparable quality

o corporate bonds rated AAA or AA by S&P or Aaa or Aa by Moody's, and unrated bonds that the adviser determines to be of comparable quality in every case having a remaining maturity of 397 days or less

o    U.S. dollar-denominated securities of foreign issuers

o asset-backed securities - i.e., securities that represent an interest in a pool of assets, such as credit card receivables or car loan receivables

o    repurchase agreements

o variable and floating rate securities - i.e., securities whose interest rates change at specified intervals so they approximately equal current market rates

[GRAPHIC OMITTED]
PRINCIPAL RISKS
---------------

In general:

As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

Interest rate risk:

The possibility that the market prices of the fund's investments may decline due to an increase in interest rates.

Credit risk:

The risk that any of the fund's holdings could have its credit rating downgraded or could default. Credit ratings measure an issuer's ability to make timely principal and interest payments. Generally, the fund is required to invest at least 95% of its total assets in the securities of issuers with the highest credit rating. Credit ratings are the opinions of the private companies (such as S&P) that rate companies or their securities; they are not guarantees.

Other risks:

Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States; some are backed only by the credit of the issuing agency or instrumentality. Accordingly, there may be some risk of default by the issuer.

The risks generally associated with concentrating investments in the banking industry include interest rate risk, credit risk and regulatory developments relating to the banking industry. The bank securities in which the fund may invest typically are not insured by the federal government.

Investments in Eurodollar certificates of deposit also pose certain risks of investing overseas, such as unfavorable economic or political developments, imposition of taxes, payment restrictions or, in extreme cases, seizure of deposits.

[GRAPHIC OMITTED]
PERFORMANCE
-----------

The information below provides an indication of the risks of investing in the fund by showing changes in the fund's performance from year to year. Annual returns assume reinvestment of dividends and distributions, if any. Historical performance of the fund does not necessarily indicate what will happen in the future.

Year by year total return as of December 31 of each year (%)

1999     4.51
1998     4.84
1997     4.90
1996     4.80
1995     5.32
1994     3.66
1993     2.78
1992     3.47
1991     5.83
1990     7.73

                       DURING THE PAST TEN CALENDAR YEARS:

                          Quarter Ended                Total Return
                          -------------                ------------

Best quarter:             June 30, 1990                   1.91%
Worst quarter:            June 30, 1993                   0.68%


The fund's year-to-date return as of September 30, 2000 was 4.23% (not annualized). For the fund's current yield, call toll-free 1-800-822-5544.

                          Average Annual Total Returns
                            as of December 31, 1999:

                             1 Year            4.51%
                             5 Years           4.87%
                            10 Years           4.78%

[GRAPHIC OMITTED]
FEES AND EXPENSES OF THE FUND
-----------------------------

The table below describes the fees and expenses you will incur directly or indirectly as an investor in the fund. The fund pays operating expenses directly out of its assets so they lower the fund's dividends. Other expenses include expenses such as transfer agency, custody, professional and registration fees. The fund has no sales charge but is subject to a 12b-1 service fee. The fund charges no redemption fees.

                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)
                  ---------------------------------------------

    Management fees                                           0.46%
    Service (12b-1) fees                                      0.15%(a)
    Other expenses                                            0.12%
    --------------                                            -----

    Total Annual Fund Operating Expenses                      0.73%


(a) Legg Mason Wood Walker, Incorporated has agreed to waive 0.05% of the 12b-1 service fee indefinitely, reducing total expenses from 0.73% to 0.68%.


Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above, and (3) you redeem all of your shares at the end of the time periods shown.

          1 Year          3 Years           5 Years          10 Years
          ------          -------           -------          --------
          $75             $233              $406             $906

[GRAPHIC OMITTED]
MANAGEMENT
----------

Manager and adviser:

Legg Mason Fund Adviser, Inc. ("LMFA"), 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operation of the fund. LMFA has been registered as an investment adviser since 1982.

Western Asset Management Company ("Western Asset"), 117 East Colorado Boulevard, Pasadena, California 91105, is the fund's investment adviser. Western Asset is responsible for the actual investment management of the fund, which includes making investment decisions and placing orders to buy, sell or hold a particular security. Western Asset acts as investment adviser to investment companies and private accounts with aggregate assets of approximately $71 billion as of September 30, 2000.

For its services, the fund paid LMFA a fee of 0.46% of its average daily net assets for the fiscal year ended August 31, 2000. LMFA paid Western Asset a fee, which is calculated daily and payable monthly, equal to 30% of LMFA's fee.

Distributor of the fund's shares:

Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares. The fund has adopted a plan under rule 12b-1 that allows it to pay distribution and/or shareholder service fees for the sale of its shares and for services provided to shareholders. The fees are calculated daily and paid monthly.

Under the plan, the fund may pay Legg Mason an annual fee equal to 0.15% of the fund's average daily net assets. However, Legg Mason has agreed to waive 0.05% of the 12b-1 service fee indefinitely.

Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Legg Mason may enter into agreements with other brokers to sell shares of the fund. Legg Mason pays these brokers up to 90% of the service fee that it receives from the fund for those sales.

LMFA, Western Asset and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] H O W  T O  I N V E S T

To open an account, contact a Legg Mason Financial Advisor, Legg Mason Funds Investor Services ("FIS") or another entity that has entered into an agreement with Legg Mason to sell shares of the fund. The minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $500.

Retirement accounts include traditional IRAs, spousal IRAs, education IRAs, Roth IRAs, simplified employee pension plans, savings incentive match plans for employees and other qualified retirement plans. The investment amount for an education IRA is $500. Contact your financial adviser, FIS, or other entity offering the fund to discuss which one might be appropriate for you.


Certain investment methods may be subject to lower minimum initial and additional investments. Arrangements may also be made with some employers and financial institutions for regular automatic monthly investments of $50 or more in shares of the fund. Contact your financial adviser or FIS with any questions regarding your investment options.

Once your account is open, you may use the following methods to purchase shares of the fund:

--------------------------------------------------------------------------------
In Person                 Give your  financial  adviser a check for $500 or more
                          payable to the fund.
--------------------------------------------------------------------------------
Mail                      Mail your check, payable to the fund, for $500 or more
                          to  your  financial  adviser  or to Legg  Mason  Funds
                          Investor  Services at P.O.  Box 17023,  Baltimore,  MD
                          21297-0356.
--------------------------------------------------------------------------------
Telephone or Wire         Call your financial  adviser or FIS at  1-800-822-5544
                          to transfer  available cash balances in your brokerage
                          account or to transfer  money from your bank directly.
                          Wire  transfers may be subject to a service  charge by
                          your bank.
--------------------------------------------------------------------------------
Internet or               FIS clients may  purchase  shares of the fund  through
TeleFund                  Legg       Mason's        Internet       site       at
                          http://www.leggmasonfunds.com  or through a  telephone
                          account     management     service    "TeleFund"    at
                          1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Future First              Contact a Legg  Mason  Financial  Advisor to enroll in
Systematic                Legg Mason's Future First Systematic  Investment Plan.
Investment Plan           Under this plan, you may arrange for automatic monthly
                          investments  in the fund of $50 or more.  The transfer
                          agent will transfer funds monthly from your Legg Mason
                          account  or  from  your  checking/savings  account  to
                          purchase shares of the fund.
--------------------------------------------------------------------------------
Automatic                 Arrangements  may be  made  with  some  employers  and
Investments               financial  institutions for regular  automatic monthly
                          investments  of $50 or more in shares of the fund. You
                          may  also   reinvest   dividends   from  certain  unit
                          investment trusts in shares of the fund.
--------------------------------------------------------------------------------

Investments made through entities other than Legg Mason may be subject to transaction fees or other purchase conditions established by those entities. You should consult their program literature for further information.

Purchase orders received in federal funds form, by either your Legg Mason Financial Advisor or the entity offering the fund, on any day that the New York Stock Exchange is open, will be processed as follows:


                         Shares will be  purchased      Such shares will
If the purchase order    at the net asset value         begin to earn
is received              next determined on             dividends on the

before 12:00 noon,       same day                       same day
Eastern time

12:00 noon or after,     same day                       next day
but before 4:00 p.m.,
Eastern time

after 4:00 p.m.,         next day                       next day
Eastern time

If you do not make payment in federal funds, your order will be processed when payment is converted into federal funds, which is usually completed in two days, but may take up to ten days. Most bank wires are federal funds.

[icon]  H O W  T O  S E L L  Y O U R  S H A R E S

You may use any of the following methods to sell shares of the fund:

--------------------------------------------------------------------------------
Telephone          Call  your  financial  adviser  or FIS at  1-800-822-5544  or another authorized entity offering the fund to request a redemption. Please have the following information ready when you call: the name of the fund, the number of shares (or dollar amount) to be redeemed and your shareholder account number.

                   Proceeds  will be  credited  to your  brokerage  account or a check will be sent to you, at your direction, at no charge to you.  Wire  requests will be subject to a fee of $12. Be sure that your financial adviser has your bank account information on file.
--------------------------------------------------------------------------------
Internet or        FIS clients may request a redemption  of fund shares  through
TeleFund           Legg Mason's  Internet site at  http://www.leggmasonfunds.com or through TeleFund at 1-877-6-LMFUNDS.
--------------------------------------------------------------------------------
Mail               Send a  letter  to the  fund  requesting  redemption  of your shares.  The letter  should be signed by all of the owners of
                   the  account   and  their   signatures   guaranteed   without
                   qualification.  Redemption  requests  for  shares  valued  at
                   $10,000  or more or when  proceeds  are to be paid to someone
                   other  than  the  accountholder   will  require  a  signature
                   guarantee.  You may obtain a  signature  guarantee  from most banks or securities dealers.
--------------------------------------------------------------------------------
Checkwriting       The fund offers a free  checkwriting  service.  You may write checks to  anyone  in  amounts  of $500 or more.  The  fund's transfer  agent  will  redeem  sufficient  shares  from  your account  to  pay  the  checks.  You  will  continue  to  earn dividends  on your  shares  until  the  check  clears  at the transfer  agent.  Please do not use your checks to close your account.
--------------------------------------------------------------------------------
Securities         Legg Mason has special  redemption  procedures  for investors
Purchases at       who wish to purchase  stocks,  bonds or other  securities  at
Legg Mason         Legg Mason.  Once you've placed an order for securities,  and have not indicated any other payment method, fund shares will be redeemed on the  settlement  date for the amount due. Fund shares may also be redeemed  to cover debit  balances in your brokerage account.
--------------------------------------------------------------------------------

The fund will follow reasonable procedures to ensure the validity of any telephone or Internet redemption request, such as requesting identifying information from users or employing identification numbers. Unless you specify that you do not wish to have telephone redemption privileges, you may be held responsible for any fraudulent telephone order.

Fund shares will be sold at the next net asset value calculated after your redemption request is received by your financial adviser, FIS or another authorized entity offering the fund.

Redemption  orders  will  be  processed  promptly.   Generally,   proceeds  from
redemption orders received before 11:00 a.m. Eastern time will be sent that same day. You will normally receive the proceeds within a week.

Payment of the proceeds of redemptions of shares that were recently purchased by check or acquired through reinvestment of distributions on such shares may be delayed for up to ten days from the purchase date in order to allow for the check to clear.

Additional   documentation  may  be  required  from   corporations,   executors,
partnerships, administrators, trustees or custodians.

Redemptions made through authorized entities other than Legg Mason may be subject to transaction fees or other conditions established by those entities. You should consult their program literature for further information.

ACCOUNT POLICIES
----------------

Calculation of net asset value:

To calculate the fund's share price, the fund's assets are valued and totaled, liabilities are subtracted, and the resulting net assets are divided by the number of shares outstanding. The fund seeks to maintain a share price of $1.00 per share. The fund is priced twice a day, as of 12:00 noon, Eastern time, and at the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. Like most other money market funds, the fund normally values its investments using the amortized cost method.

Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason.

If your account falls below $500, the fund may ask you to increase your balance. If, after 60 days, your account is still below $500, the fund may close your account and send you the proceeds. The fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

The fund reserves the right to:

o reject any order for shares or suspend the offering of shares for a period of time,

o    change its minimum investment amounts, and

o delay sending out redemption proceeds for up to seven days. This generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the Securities and Exchange Commission ("SEC").

[GRAPHIC OMITTED]
SERVICES FOR INVESTORS
----------------------

For further information regarding any of the services below, please contact your financial adviser or other entity offering the fund for sale.

Account statements:

Legg Mason or the entity through which you invest will send you account statements monthly unless there has been no activity in the account. Legg Mason will send you statements quarterly if you participate in the Future First Systematic Investment Plan or if you purchase shares through automatic investments.

Systematic Withdrawal Plan:

If you are purchasing or already own shares with a net asset value of $5,000 or more, you may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50. You should not purchase shares of the fund when you are a participant in the plan.

Premier Account status:

Legg Mason offers a Premier Asset Management Account, which allows you to combine your fund account with a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability, and unlimited checkwriting with no minimum check amount. Other services include the ability to automatically transfer free credit balances in your brokerage account to your fund account and the automatic redemption of fund shares to offset debit balances in your brokerage account. Legg Mason charges an annual fee for the Premier Account, which is currently $100 for individuals and $175 for corporations and businesses.

Exchange privilege:

Fund shares may be exchanged for shares of any of the other Legg Mason funds or the Bartlett funds, provided these funds are eligible for sale in your state of residence. You can request an exchange in writing or by phone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges; however, you may be subject to a sales charge when exchanging into a fund that has one. An exchange of the fund's shares will be treated as a sale of the shares and any gain on the transaction may be subject to tax.

The fund reserves the right to:

o terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the fund in one calendar year.

o terminate or modify the exchange privilege after 60 days' notice to shareholders.

[GRAPHIC OMITTED]
DISTRIBUTIONS AND TAXES
-----------------------

The fund declares dividends from its net investment income daily and pays them monthly. Your dividends will be automatically reinvested in additional shares of the fund, unless you elect to receive them in cash. To change your election, you must notify the fund at least 10 days before the next dividend is to be paid. The fund does not expect to realize any capital gain or loss; however, if the fund realizes any net short-term capital gains, it will pay them at least once every twelve months. If the postal or other delivery service is unable to deliver your check, your dividend option will automatically be converted to having all dividends reinvested in fund shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks. You may request that your dividends be reinvested in shares of another Legg Mason fund.

Fund distributions of any net short-term capital gains are taxable to most investors, whether received in cash or reinvested in additional shares of the fund. Generally, those distributions will be taxable as ordinary income.

The sale or exchange of fund shares will not result in any gain or loss for the shareholder to the extent the fund maintains a stable share price of $1.00.

A tax statement is sent to each investor at the end of each year detailing the tax status of your distributions.

The fund will withhold 31% of all dividends payable to individuals, and certain other non-corporate shareholders, who do not provide the fund with a valid taxpayer identification number or who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[GRAPHIC OMITTED]
FINANCIAL HIGHLIGHTS
--------------------

The financial highlights table is intended to help you understand the fund's financial performance for the past five years. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is incorporated by reference into the Statement of Additional
Information (see back cover) and is included in the annual report. The annual report is available upon request by calling toll-free 1-800-822-5544.

Year ended August 31,          2000           1999           1998           1997           1996

The following information reflects financial results for a single share of the fund:
Net asset value,
beginning of year              $1.00          $1.00          $1.00          $1.00          $1.00
                               ------------------------------------------------------------------
Income from
investment operations:

Net investment income           0.05           0.04           0.05           0.05           0.05

Dividends from net
investment income              (0.05)         (0.04)         (0.05)         (0.05)         (0.05)
                               ------------------------------------------------------------------

Net asset value,
end of year                    $1.00          $1.00          $1.00          $1.00          $1.00
                               ------------------------------------------------------------------
                               ------------------------------------------------------------------

Total return                    5.36%          4.46%          4.96%          4.84%          4.92%


Ratio / Supplemental Data:

Ratio of expenses to
average   net assets            0.68%          0.75%          0.78%          0.75%          0.70%

Ratio of net investment
income to average net assets    5.25%          4.37%          4.86%          4.73%          4.81%

Net assets, end of year
(in millions)                  $1,950         $1,777         $1,423         $1,343         $1,224


Legg Mason Cash Reserve Trust
-----------------------------

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) - The SAI is filed with the SEC and is incorporated by reference into (is considered part of) the prospectus. The SAI provides further information and additional details about the fund and its policies.

Annual and Semi-Annual Reports - Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

To request the SAI or any reports to shareholders, or to obtain more information:

o        call toll-free 1-800-822-5544
o        visit us on the Internet via http://www.leggmasonfunds.com
o        write to us at:   Legg Mason Wood Walker, Incorporated
                           100 Light Street, P.O. Box 1476
                           Baltimore, Maryland  21203-1476

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


LMF-017                                               SEC file number: 811-2853

                          LEGG MASON CASH RESERVE TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                December 20, 2000



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the fund's Prospectus dated December 20, 2000, which has been filed with the Securities and Exchange Commission ("SEC"). The fund's annual report is incorporated by reference into this Statement of Additional Information. A copy of either the Prospectus or the annual report is available without charge by writing to or calling the fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).









                             Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                                100 Light Street
                            Baltimore, Maryland 21202
                          (410) 539-0000 (800) 822-5544

                                TABLE OF CONTENTS


DESCRIPTION OF THE FUND                                                      1
FUND POLICIES                                                                1
INVESTMENT STRATEGIES AND RISKS                                              2
MANAGEMENT OF THE FUND                                                       4
THE FUND'S INVESTMENT ADVISER/MANAGER                                        7
THE FUND'S DISTRIBUTOR                                                       9
ADDITIONAL TAX INFORMATION                                                  11
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                              11
TAX-DEFERRED QUALIFIED PLANS                                                15
VALUATION OF FUND SHARES                                                    16
PERFORMANCE INFORMATION                                                     18
MASSACHUSETTS TRUST LAW                                                     19
PORTFOLIO TRANSACTIONS AND BROKERAGE                                        20
THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT             21
THE FUND'S LEGAL COUNSEL                                                    21
THE FUND'S INDEPENDENT AUDITORS                                             21
FINANCIAL STATEMENTS                                                        21
Appendix A                                                                 A-1


No person has been authorized to give any information or to make any representations not contained in the prospectus or this statement of additional information in connection with the offerings made by the prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The prospectus and this statement of additional information do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

                             DESCRIPTION OF THE FUND

         Legg Mason Cash Reserve Trust ("Cash Reserve Trust" or "the fund") is a diversified open-end management investment company that was established as a Massachusetts business trust on July 24, 1978.

                                  FUND POLICIES

         Cash Reserve Trust's investment objective is to seek stability of principal and current income consistent with the stability of principal.

         The following information supplements the information concerning the fund's investment objective, policies and limitations found in the Prospectus. The fund has adopted certain fundamental investment limitations, described below, that cannot be changed except by a vote of the shareholders.

1. SELLING SHORT AND BUYING ON MARGIN The fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

2. BORROWING MONEY The fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.

         Interest paid on borrowed  funds will not be available for  investment.
The fund will liquidate any such borrowings as soon as possible and may not purchase any portfolio instruments while any borrowings are outstanding. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

3. INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE The fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs, or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor such interests.

4. UNDERWRITING The fund will not engage in underwriting of securities issued by others.

5. LENDING CASH OR SECURITIES The fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements and variable amount demand master notes, permitted by its investment objective and policies.

6. ACQUIRING SECURITIES The fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

7. DIVERSIFICATION OF INVESTMENTS The fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. Government obligations. The fund considers the type of bank obligations it purchases as cash items (however, as a non-fundamental policy, the fund will apply the 5% limitation to bank obligations other than demand deposits).

8. CONCENTRATION OF INVESTMENTS The fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in any one industry. However, investing in domestic bank instruments (such as time and demand deposits and certificates of deposit), U.S. Government obligations or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry. Domestic banks include U.S. branches of foreign banks that are subject to the same regulation as domestic banks, and foreign branches of domestic banks whose parent would be unconditionally liable in the event that the foreign branch failed to pay on its instruments.

9. Investing in Issuers Whose Securities Are Owned by Officers of the Fund The fund will not purchase or retain the securities of any issuer if the officers and trustees of the fund or its investment adviser owning individually more than 1/2 of 1% of the issuer's securities together own more than 5% of the issuer's securities.

10. Dealing in Puts and Calls The fund will not invest in puts, calls, straddles, spreads, or any combination of these.

11. Issuing Senior Securities The fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the fund.

         Except with respect to the one-third limitation on borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not be considered to be outside the limitation. Cash Reserve Trust will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain required asset coverage and adequate liquidity.

         The fund did not borrow money or invest in reverse repurchase agreements in excess of 5% of the value of its total assets during the last fiscal year and, at present, has no intent to do so.

         The investment objective and fundamental investment limitations of the fund, described in the preceding paragraphs, described in the prospectus, may be changed only with the vote of a majority of the Trust's outstanding voting securities. Under the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

         Unless otherwise stated, the investment policies and limitations of the fund are non-fundamental and can be changed by the Board of Trustees without shareholder approval.

                         INVESTMENT STRATEGIES AND RISKS

The fund may use any of the following instruments or techniques, among others.

Bank Instruments

         The fund may invest in certificates of deposit, demand and time deposits, savings shares and bankers' acceptances, as well as Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks.

U. S. Government Obligations

         The fund may purchase securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, which include U.S. Treasury securities that differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities may bear fixed, floating or variable rates of interest.

Variable and Floating Rate Securities

         The fund may invest in securities whose interest rates change at specified intervals so they approximately equal current market rates. These securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature that permits the fund to sell them during a determined time period at par plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The fund may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. The ability of a party to fulfill its obligations under a letter of credit or guarantee might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors. Rule 2a-7 under the Investment Company Act of 1940 allows the fund to treat many variable and floating rate securities as having a maturity equal to the time remaining until the next interest rate reset, or until the fund can exercise a demand feature, rather than the time remaining before the principal value of the security must unconditionally be repaid.

When-Issued and Delayed Delivery Transactions

         The fund may enter into commitments to purchase short-term U.S. Government securities on a when-issued or delayed-delivery basis. When the fund purchases securities on a when-issued or delayed-delivery basis, it immediately assumes the risks of ownership, including the risk of price fluctuation. These transactions are made to secure what is considered to be an advantageous price and yield for the fund. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from the purchase prices in the interim. No fees or other expenses, other than normal transaction costs, are incurred. Liquid assets of the fund sufficient to make payment for the securities to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled. Such trades may have an effect on the fund that is similar to leverage. The seller's failure to complete a transaction may result in a loss.

Repurchase Agreements

         The fund may enter into repurchase agreements to purchase either U.S. Government obligations or high-quality debt securities from a securities dealer or bank. The securities dealer or bank agrees to repurchase those securities at an agreed-upon price and date. The securities are held for the fund by a custodian bank as collateral until resold. Additional collateral may be necessary to maintain the required value of the repurchase agreement. There is a risk that the other party to a repurchase agreement will default on its obligations and the fund may be delayed or prevented from disposing of the collateral securities. This may result in a loss.

         The fund will enter into repurchase agreements only with financial institutions that the adviser determines present a minimal risk of default.

Reverse Repurchase Agreements

         The fund may enter into reverse repurchase agreements to the extent permitted by its investment limitations. These transactions are similar to borrowing cash. In a reverse repurchase agreement the fund transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure such an outcome.

         When effecting reverse repurchase agreements, liquid assets in a dollar amount sufficient to make payment for the obligations to be purchased are maintained in a segregated account with the fund's custodian until the transaction is settled.

Foreign Securities

         The fund may invest in foreign securities that are not publicly traded in the United States. Investments in obligations of banking entities located outside the United States involve certain risks that are different from investments in securities of domestic banks. These risks may include adverse foreign economic and political developments, the imposition of foreign laws or restrictions that may adversely affect payment of principal and interest on such obligations held by the fund, and the imposition of foreign exchange controls and of withholding taxes on principal and interest payable on such obligations held by the fund. In addition, there may be less public information available about a foreign bank than is generally available about domestic banks. Furthermore, foreign banking institutions may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic banks and branches. All securities purchased by the fund will be denominated in U.S. dollars.

         In an effort to minimize these risks, the adviser will purchase foreign-issued money market instruments only from the branches of those banks that are among the largest and most highly rated in various industrialized nations. On an ongoing basis, the adviser will monitor the credit risk of such foreign banks by using third party services, which provide credit and sovereign risk analysis. Also, the adviser will not purchase obligations that it believes, at the time of purchase, will be subject to exchange controls or the interest on which will be subject to withholding taxes. Investment will be limited to obligations of bank branches located in countries where sovereign risk is considered by the adviser to be minimal; however, there can be no assurance that exchange control laws, withholding taxes or other similar laws will not become applicable to certain of the fund's investments.

Restricted and Illiquid Securities

         The fund may invest up to 10% of its net assets in illiquid securities (securities which cannot be sold within seven days at approximately the price at which the fund carries them). Illiquid securities may be difficult to value, and the fund may have difficulty selling such securities promptly. Repurchase agreements maturing in more than seven days are considered illiquid.

         Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when sale would otherwise be desirable. Although restricted securities traditionally were considered illiquid, the adviser, acting pursuant to guidelines established by the fund's Board of Trustees, may determine that certain restricted securities are liquid.


                             MANAGEMENT OF THE FUND

         The fund's officers are responsible for the operation of the fund under the direction of the Board of Trustees. The officers and trustees of the fund and their principal occupations during the past five years are set forth below. An asterisk (*) indicates officers and/or trustees who are "interested persons" of the fund as defined by the 1940 Act. The business address of each trustee and officer is 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

--------------------------------------------------------------------------------------------------------------------------------
Name, Address, Age                    Position(s) Held with                         Principal Occupation(s)
                                             Fund                                     During Past 5 Years
--------------------------------------------------------------------------------------------------------------------------------
JOHN F. CURLEY, JR.*                  Chairman of the Board,      President and/or Chairman of the Board and Director/Trustee of
[7/24/39]                             President and Trustee       all Legg Mason retail funds; Retired Vice Chairman and
                                                                  Director of Legg Mason, Inc. and Legg Mason Wood Walker, Inc.;
                                                                  Formerly: Director of Legg Mason Fund Adviser, Inc. and
                                                                  Western Asset Management Company (each a registered investment adviser); Officer and/or Director of various other affiliates of Legg Mason, Inc.
--------------------------------------------------------------------------------------------------------------------------------
EDMUND J. CASHMAN, Jr. *              Trustee                     Senior Executive Vice President and Director of Legg Mason,
[8/31/36]                                                         Inc., and Legg Mason Wood Walker, Inc.; Officer and/or
                                                                  Director of various other affiliates of Legg Mason, Inc.; Vice
                                                                  Chairman of the Board and Director of Legg Mason Income Trust,
                                                                  Inc., President and Director of Legg Mason Tax Exempt Trust,
                                                                  Inc., and President and Trustee of Legg Mason Tax-Free Income
                                                                  Funds
--------------------------------------------------------------------------------------------------------------------------------
EDWARD A. TABER III*                  Trustee                     President and/or Director/Trustee of all Legg Mason retail
[8/25/43]                                                         funds except Legg Mason Tax Exempt Trust, Senior Executive
                                                                  Vice President of Legg Mason, Inc. and Legg Mason Wood Walker,
                                                                  Incorporated; Chairman and Director of Legg Mason Fund
                                                                  Adviser, Inc.; Director of Legg Mason Funds Management, Inc.
                                                                  and Western Asset Management Company (each a registered
                                                                  investment adviser).  Formerly:  Executive Vice President of
                                                                  T.Rowe Price-Fleming International, Inc. (1986-1992) and
                                                                  Director of the Taxable Income Division at T.Rowe Price
                                                                  Associates, Inc. (1973-1992)
--------------------------------------------------------------------------------------------------------------------------------
RICHARD G. GILMORE                    Trustee                     Independent Consultant.  Director of CSS Industries, Inc.
[6/9/27]                                                          (diversified holding company whose subsidiaries are engaged in
10310 Tam O' Shanter Place                                        the manufacture and sale of decorative paper products,
Bradenton, Florida  34202                                         business forms, and specialty metal packaging);
                                                                  Director/Trustee of all Legg Mason retail funds.  Formerly:
                                                                  Senior Vice President, Chief Financial Officer and Director of
                                                                  Philadelphia Electric Company (now Exelon Corporation);
                                                                  Executive Vice President and Treasurer, Girard Bank, and Vice
                                                                  President of its parent holding company, the Girard Company;
                                                                  and Director of Finance, City of Philadelphia
--------------------------------------------------------------------------------------------------------------------------------
ARNOLD L. LEHMAN                      Trustee                     Director of the Brooklyn Museum of Art; Director/Trustee of
[7/18/44]                                                         all Legg Mason retail funds.  Formerly:  Director of the
The Brooklyn Museum of Art                                        Baltimore Museum of Art
200 Eastern Parkway
Brooklyn, New York  11238
--------------------------------------------------------------------------------------------------------------------------------

                                       5


--------------------------------------------------------------------------------------------------------------------------------
JILL E. McGOVERN                      Trustee                     Chief Executive Officer of The Marrow Foundation since 1993.
[8/29/44]                                                         Director/Trustee of all Legg Mason retail funds.  Formerly:
400 Seventh Street NW                                             Executive Director of the Baltimore International Festival
Washington, DC  20008                                             (January 1991 - March 1993); and Senior Assistant to the
                                                                  President of The Johns Hopkins University (1986-1990)
--------------------------------------------------------------------------------------------------------------------------------
T.A. RODGERS                          Trustee                     Principal, T.A. Rodgers & Associates (management consulting);
[10/22/34]                                                        Director/Trustee of all Legg Mason retail funds.  Formerly:
2901 Boston Street                                                Director and Vice President of Corporate Development, Polk
Baltimore, Maryland  21202                                        Audio, Inc. (manufacturer of audio components)
--------------------------------------------------------------------------------------------------------------------------------
G. PETER O'BRIEN                      Trustee                     Trustee of Colgate University, Director of Pinnacle Holdings,
[10/13/45]                                                        Inc., Director of Renaissance Capital Greenwich Funds; Vice
118 Riverside Road                                                President of Hill House, Inc.; Director/Trustee of all Legg
Riverside, CT  06878                                              Mason retail funds except Legg Mason Income Trust, Inc., and
                                                                  Legg Mason Tax Exempt Trust, Inc.  Formerly:  Managing
                                                                  Director, Equity Capital Markets Group of Merrill Lynch & Co.
                                                                  (1971-1999)
--------------------------------------------------------------------------------------------------------------------------------
NELSON A. DIAZ                        Trustee                     Partner, Blank Rome Comisky & McCauley LLP (law firm) since
[5/23/47]                                                         1997.  Director/Trustee of all Legg Mason retail funds except
One Logan Square                                                  Legg Mason Income Trust, Inc. and Legg Mason Tax Exempt Trust,
Philadelphia, PA 19103                                            Inc., Trustee of Temple University and of Philadelphia Museum
                                                                  of Art.  Board member of U.S. Hispanic Leadership Institute,
                                                                  Democratic National Committee, and National Association for
                                                                  Hispanic Elderly.  Formerly:  General Counsel, United States
                                                                  Department of Housing and Urban Development (1993-1997)
--------------------------------------------------------------------------------------------------------------------------------
MARIE K. KARPINSKI*                   Vice President and          Vice President and Treasurer of Legg Mason Fund Adviser, Inc.,
[1/1/49]                              Treasurer                   and Vice President and Treasurer of all Legg Mason funds
--------------------------------------------------------------------------------------------------------------------------------
MARC R. DUFFY*                        Vice President and          Employee of Legg Mason since September 1999 and Vice President
[1/29/58]                             Secretary                   and  Secretary  of all  Legg  Mason  funds.  Formerly:  Senior
                                                                  Associate,  Kirkpatrick  & Lockhart  LLP  (1996-1999),  Senior
                                                                  Counsel,  Securities  and  Exchange  Commission,  Division  of
                                                                  Investment Management (1989-1995)


--------------------------------------------------------------------------------------------------------------------------------

         Officers and trustees of the fund who are interested persons of the fund receive no salary or fees from the fund. Each trustee who is not an interested person of the fund ("Independent Trustees") receives an annual retainer and a per meeting fee based on the average net assets of the fund at December 31 of the previous year.

         The Nominating Committee of the Board of Trustees is responsible for the selection and nomination of disinterested trustees. The Committee is composed of Messrs. Gilmore, Rodgers, Lehman, O'Brien, Diaz, and Dr. McGovern.

         On  November  13,   2000,   the  trustees  and  officers  of  the  fund
beneficially owned, in the aggregate, less than 1% of the fund's outstanding shares.

         On November 13, 2000, no persons or entities were known by the fund to own of record 5% or more of the fund's outstanding shares.

                               COMPENSATION TABLE

         The following table provides certain information relating to the compensation of the fund's trustees. The fund has no retirement plan for its trustees.

                                      Aggregate        Total Compensation From
Name of Person and Position          Compensation       Fund and Fund Complex
                                      From Fund*          Paid to Trustees**
--------------------------------------------------------------------------------
John F. Curley, Jr.,                      NONE                    NONE
Chairman of the Board and Trustee
--------------------------------------------------------------------------------
Arnold L. Lehman, Trustee                 $3600                  $44,100
--------------------------------------------------------------------------------
Jill E. McGovern, Trustee                 $3600                  $44,100
--------------------------------------------------------------------------------
Richard G. Gilmore, Trustee               $3600                  $44,100
--------------------------------------------------------------------------------
T.A. Rodgers, Trustee                     $3600                  $44,100
--------------------------------------------------------------------------------
Edward A. Taber, III, Trustee             NONE                    NONE
--------------------------------------------------------------------------------
Edmund J. Cashman, Jr., Trustee           NONE                    NONE
--------------------------------------------------------------------------------
G. Peter O'Brien, Trustee                 $3600                  $33,300
--------------------------------------------------------------------------------
Nelson A. Diaz, Trustee                   $2700                  $25,200
--------------------------------------------------------------------------------

     * Represents fees paid to each trustee during the fiscal year ended August 31, 2000.

     ** Represents estimated aggregate compensation paid to each trustee during the calendar year ended December 31, 2000. There are twelve open-end investment companies in the Legg Mason complex (with a total of twenty-three funds).

Trustee Liability

         The fund's Declaration of Trust provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

                      THE FUND'S INVESTMENT ADVISER/MANAGER

         Legg Mason Fund Adviser, Inc. ("LMFA"), a Maryland corporation, 100 Light Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of Legg Mason Wood Walker, Incorporated ("Legg Mason"). LMFA serves as manager to the fund under a management agreement between Cash Reserve Trust and LMFA ("Management Agreement").

         The Management Agreement provides that, subject to the overall direction by the Board of Trustees, LMFA will manage the investment and other affairs of the fund. Under the Management Agreement, LMFA is responsible for managing the fund's securities and for making purchases and sales of securities consistent with the investment objectives and policies described in the fund's Prospectus and this Statement of Additional Information.

         LMFA has delegated the portfolio management functions for the fund to the adviser, Western Asset Management Company. The Manager is obligated to furnish the fund with office space and certain administrative services, as well as executive and other personnel necessary for the operation of the fund. The Manager and its affiliates also are responsible for the compensation of trustees and officers of the fund who are employees of the Manager and/or its affiliates.

         LMFA receives for its services a management fee, calculated daily and payable monthly, based upon the average daily net assets of the fund as follows:
0.50% on the first $500 million; 0.475% on the next $500 million; 0.45% on the next $500 million; 0.425% on the next $500 million and 0.40% thereafter. During the fiscal years ended August 31, 2000, 1999, and 1998, the fund paid $8,531,204, $7,566,408, and $6,284,105, respectively, to LMFA.

         Under the Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or losses resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations or duties under the Agreement.

         The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the outstanding voting securities or by LMFA, on not less than 60 days' notice to the other party, and may be terminated immediately upon the mutual written consent of LMFA and the fund.

         The fund pays all of its expenses which are not expressly assumed by LMFA. These expenses include, among others, interest expense, taxes, brokerage fees and commissions, expenses of preparing prospectuses, statements of additional information, proxy statements and reports and of printing them for and distributing them to existing shareholders, custodian charges, transfer agency fees, compensation of the independent trustees, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the fund for sale under federal and state law, governmental fees and expenses incurred in connection with membership in investment company organizations.

         The fund also is obligated to pay the expenses for maintenance of its financial books and records, including computation of the fund's net asset value per share, and dividends. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund may be a party. The fund may also have an obligation to indemnify the trustees and officers of the fund with respect to litigation.

         Under the Management Agreement, the fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated, or until the right is withdrawn in writing by LMFA.

         Western Asset Management Company ("Adviser"), 117 East Colorado Boulevard, Pasadena, CA 91105, an affiliate of Legg Mason, serves as investment adviser to the fund pursuant to an Investment Advisory Agreement ("Advisory Agreement"), between the Adviser and LMFA.

         Under the Advisory Agreement, the Adviser is responsible, subject to the supervision of LMFA and the general oversight of the fund's Board of Trustees, for the actual management of the fund's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security. For the Adviser's services to the fund, LMFA (not the fund) pays the Adviser a fee, computed daily and payable monthly, at an annual rate of 30% of the fee received by LMFA from the fund. During the fiscal years ended

August 31, 2000,  1999 and 1998, LMFA paid the Adviser  $2,559,361,  $2,269,922, and $1,885,232, respectively, pursuant to the Advisory Agreement.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by LMFA or by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties under the Advisory Agreement.

         The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the fund's Board of Trustees, by vote of a majority of the fund's outstanding voting securities, by LMFA or by the Adviser, on not less than 60 days' notice to the fund and/or the other party(ies). The Advisory Agreement will be terminated immediately upon any termination of the Management Agreement or upon the mutual written consent of the Adviser, LMFA and the fund.

         The fund, LMFA, Legg Mason and the Adviser each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities that may be purchased or held by a fund, but prohibits fraudulent, deceptive, or manipulative conduct in connection with personal investing.

                             THE FUND'S DISTRIBUTOR

         Legg Mason acts as distributor of the fund's shares pursuant to an Underwriting Agreement with the fund. The Underwriting Agreement obligates Legg Mason to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund's expense), and for supplementary sales literature and advertising costs.

         The fund has adopted a Distribution and Shareholder Services Plan ("Plan") which, among other things, permits the fund to pay Legg Mason fees for its services related to sales and distribution of shares and the provision of ongoing services to shareholders. Under the Plan, the aggregate fees may not exceed an annual rate of 0.15% of the fund's average daily net assets. Legg Mason has agreed that it will not request payment of more than 0.10% annually from the fund indefinitely. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses.

         During the fiscal years ended August 31, 2000, 1999 and 1998, the fund paid Legg Mason distribution and/or service fees of $1,792,732, $1,546,661, and $1,299,123, respectively. The Plan specifies that the fund may not pay more in cumulative distribution fees than 6.25% of total new gross assets, plus interest, as specified in the Rules of Fair Practice of the National Association of Securities Dealers, Inc. ("NASD"). Shareholder servicing fees paid under the Plan are not subject to that limit. Legg Mason may pay all or a portion of the fee to its financial advisors or to dealers with which Legg Mason has a dealer agreement with respect to the fund.

         In approving the continuation of the Plan, in accordance with the requirements of Rule 12b-1, the trustees determined that there was a reasonable likelihood that the Plan would benefit the fund and its shareholders. The trustees considered, among other things, the extent to which the potential benefits of the Plan to the fund's shareholders outweighed the costs of the Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of shares of the fund would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

         In considering the costs of the Plan, the trustees particularly considered the fact that any payments made by the fund to Legg Mason under the Plan would increase the fund's level of expenses in the amount of such payments. Further, the trustees recognized that LMFA would earn greater management fees if the fund's assets were increased, because such fees are calculated as a percentage of the fund's assets and thus would increase if net assets increase. The trustees further recognized that there can be no assurance that any of the potential benefits described below would be achieved when the Plan is implemented.

         The trustees noted that the payment of commissions and service fees to Legg Mason and its investment executives could motivate them to improve their sales efforts with respect to the fund and to maintain and enhance the level of services they provide to the fund's shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, in whole or in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the fund's necessary to meet the redemption requests.

         The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Trustees, including a majority of the trustees who are not "interested persons" of the fund as that term is defined in the 1940 Act and who have no direct or indirect financial interest in the operation of the Plan or the Underwriting Agreement ("12b-1 Trustees"), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Trustees or by a vote of a majority of the outstanding voting shares. Any change in the Plan that would materially increase the distribution cost to the fund requires shareholder approval; otherwise the Plan may be amended by the trustees, including a majority of the 12b-1 Trustees.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will submit to the fund's Board of Trustees, and the trustees will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the candidates to serve as Independent Trustees will be committed to the discretion of the Independent Trustees.

         For the fiscal year ended August 31, 2000, Legg Mason incurred the following distribution and shareholder servicing expenses with respect to the fund:

Compensation to sales personnel                              $1,185,000

Advertising                                                  $  178,000

Printing and mailing of prospectuses to prospective
shareholders                                                 $   82,000

Other (Funds Marketing, Branch System Processing,
Executive and Sales Management, Funds Accounting
and Training)                                                $4,239,000

Total expenses                                               $5,684,000

The foregoing are estimated and do not include all expenses fairly allocable to the efforts of Legg Mason or its affiliates to distribute the fund's shares. Legg Mason receives payment under the Plan regardless of the actual expenses it incurs.

                           ADDITIONAL TAX INFORMATION

         To qualify for treatment as a registered investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income and net short-term capital gain, if any) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders. If the fund failed to qualify for treatment as a RIC for any taxable year, (1) it would be taxed at corporate rates on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (2) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

         The fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and any capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Shares are sold at their net asset value without a sales charge on days the New York Stock Exchange ("Exchange") is open for business. The procedure for purchasing shares of the fund is explained in the Prospectus under "How to Invest".

Conversion to Federal Funds

         It is the fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. This conversion must be made before shares are purchased. Legg Mason or Boston Financial Data Services ("BFDS") acts as the shareholders' agent in depositing checks and converting them to federal funds, normally within two to nine business days of receipt of checks.

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Redemption By Wire

         The fund redeems shares at the next computed net asset value after Legg Mason receives the redemption request. Redemption procedures are explained in the Prospectus under "How to Sell Your Shares". When payment for shares is in the form of federal funds, the 10-day potential delay described in the Prospectus does not apply.

Redemption in Kind

         The fund reserves the right, under certain conditions, to honor any request for a redemption, or combination of requests from the same shareholder in any 90-day period, totaling $250,000 or 1% of the net assets of the fund, whichever is less, by making payment in whole or in part in securities valued in the same way as they would be valued for purposes of computing the fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem in kind under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of the shareholders as a whole.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions

         When you purchase shares through the Future First Systematic Investment Plan, BFDS, the fund's transfer agent, will transfer funds from your Legg Mason account or from your checking account to be used to buy shares of the fund. Legg Mason, the fund's distributor, will send an account statement quarterly. The transfer also will be reflected on your Legg Mason account statement or your regular checking account statement. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty.

         You may also buy additional shares of the fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the fund to:

                      Boston Financial Data Services, Inc.
                                2 Heritage Drive
                             North Quincy, MA 02171
                             Attn: Legg Mason Funds

         If the investor's check is not honored by the institution on which it is drawn, the investor may be subject to extra charges in order to cover collection costs. These charges may be deducted from the investor's account.

Systematic Withdrawal Plan

         All Legg Mason funds in any Legg Mason account are eligible for the Systematic Withdrawal Plan ("Plan"). Except for Individual Retirement Accounts ("IRA accounts"), any account with a net asset value of $5000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis. IRA accounts are not subject to the $5000 minimum balance requirement. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Except IRA accounts, there are three ways to receive payment of proceeds of redemptions made through the Plan:
(1) Credit to brokerage account - fund shares will be redeemed on the first business day of each month and credited to the brokerage account on the third business day; or (2) Check mailed by the funds' transfer agent - fund shares will be redeemed on the 25th of each month or the next business day and a check will be mailed within 3 business days; or (3) ACH to checking or savings account
- redemptions of fund shares may occur on any day of the month and the checking or savings account will be credited in approximately two business days. Credit to brokerage account is the only option available to IRA accounts. Redemptions will be made at the net asset value per share determined as of the close of regular trading of the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of the Exchange on the next business day. You may change the monthly amount to be paid to you without charge by notifying Legg Mason or the affiliate with which you have an account.

You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The fund, its transfer agent, and Legg Mason also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and distributions, the amount of your original investment may be correspondingly reduced.

         Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because you may incur tax liabilities in connection with such purchases and withdrawals. No fund will knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan you may not make periodic investments under the Future First Systematic Investment Plan.

Legg Mason Premier Asset Management Account/VISA Account

         Shareholders of the fund who have cash or negotiable securities (including fund shares) valued at $10,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program allows shareholders to link their fund account and their Brokerage Account. Premier provides shareholders with a convenient method to invest in the fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100.

         Premier is a comprehensive financial service which allows shareholders to combine their fund account with a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited checkwriting with no minimum check amount.

         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.

         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same day redemptions if shares are available in the fund. If fund shares have been exhausted, the debits will be satisfied with available cash or through the sale of securities in the Brokerage Account or, if the Premier account has been established as a margin account, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all fund transactions, securities activity, check writing activity and VISA Gold purchases and cash advances.

         BancOne Columbus ("BancOne"), 4151 Executive Parkway, Suite 100, Westerville, Ohio 43081, is the fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including the right of BancOne not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment. The authorization limit is determined daily by taking the shareholder's fund account balance and subtracting (1) all shares purchased within 15 days by other than federal funds wired; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.

         PREFERRED CUSTOMER CARD SERVICES Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.

         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m., or BancOne after hours at 1-800-996-4324. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m., Eastern Time, at 1-800-253-0454 or 1-410-454-2066 with your account inquiries.

         AUTOMATIC PURCHASES OF FUND SHARES Shareholders participating in the Premier program who elect to establish a fund account will have free credit balances resulting from the sale of securities in their Brokerage Account automatically invested in shares of the fund. Amounts of $100 or more will be invested on the same business day the proceeds of sale are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in fund shares weekly.

         Free credit balances arising from sales of Brokerage Account securities for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and cash deposits will be invested automatically in fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, Eastern Time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the fund.

         HOW TO OPEN A PREMIER ACCOUNT To subscribe to Premier services, clients must contact Legg Mason to execute the necessary Premier agreements. Legg Mason charges a fee for the Premier service, which is currently $100 per year for individuals and $175 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your financial advisor. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit on the number of checks you may write against your Premier account.

         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier account is not a bank account. Additional information about the Premier program is available by calling your financial advisor or Legg Mason's Premier Client Services.

Other Information Regarding Redemption

         The fund reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this Statement of Additional Information at any time.

         You may request the fund's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the fund's custodian, will supply you with checks which can be drawn on an account of the fund maintained with State Street. When honoring a check presented for payment, the fund will cause State Street to redeem exactly enough full and fractional shares from your account to cover the amount of the check. Canceled checks will be returned to you.

         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a fund account because when the check is written you will not know the exact total value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.

         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (1) for any periods during which the Exchange is closed, (2) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for protection of the fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         Although the fund may elect to redeem any shareholder account with a current value of less than $500, the fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.

                          TAX-DEFERRED QUALIFIED PLANS

         Investors may invest in shares of the fund through IRAs and through SEPs, SIMPLES and other qualified retirement plans (collectively, "qualified plans"). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to them. Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser or other entity offering the funds for further information with respect to these plans.

Individual Retirement Account - IRAs

         TRADITIONAL IRA. Certain shareholders may obtain tax advantages by establishing an IRA. Specifically, except as noted below, if neither you nor your spouse is an active participant in a qualified employer or government retirement plan, or if either you or your spouse is an active participant in such a plan and your adjusted gross income does not exceed a certain level, then each of you may deduct cash contributions made to an IRA in an amount for each taxable year not exceeding the lesser of 100% of your earned income or $2,000. However, a married shareholder who is not an active participant in such a plan and files a joint income tax return with his or her spouse (and their combined adjusted gross income does not exceed $150,000) is not affected by the spouse's active participant status. In addition, if your spouse is not employed and you file a joint return, you may establish a separate IRA for your spouse and contribute up to a total of $4,000 to the two IRAs, provided that the contribution to either does not exceed $2,000. If your employer's plan qualifies as a SIMPLE, permits voluntary contributions and meets certain requirements, you may make voluntary contributions to that plan that are treated as deductible IRA contributions.

         Even if you are not in one of the categories described in the preceding paragraph, you may find it advantageous to invest in the fund through non-deductible IRA contributions, up to certain limits, because all dividends and other distributions on your fund shares are then not immediately taxable to you or the IRA; they become taxable only when distributed to you. To avoid penalties, your interest in an IRA must be distributed, or start to be distributed, to you not later than April 1 following the calendar year in which you attain age 70 1/2. Distributions made before age 59 1/2, in addition to being taxable, generally are subject to a penalty equal to 10% of the distribution, except in the case of death or disability, where the distribution is rolled over into another qualified plan or certain other situations.

         ROTH IRA. A shareholder whose adjusted gross income (or combined adjusted gross income with his or her spouse) does not exceed certain levels may establish and contribute up to $2,000 per tax year to a Roth IRA. In addition, for a shareholder whose adjusted gross income does not exceed $100,000 (or is not married filing a separate return), certain distributions from traditional IRAs may be rolled over to a Roth IRA and any of the shareholder's traditional

IRAs may be converted to a Roth IRA; these rollover distributions and conversions are, however, subject to federal income tax.

         Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or in the case of earnings attributable to rollover contributions from or conversions of a traditional IRA, the rollover or conversion occurred more than five years before the withdrawal) and the account holder has reached age 59 1/2 (or certain other conditions apply).

         EDUCATION IRA. Although not technically for retirement savings, an Education IRA provides a vehicle for saving for a child's higher education. An Education IRA may be established for the benefit of any minor, and any person whose adjusted gross income does not exceed certain levels may contribute to an Education IRA, provided that no more than $500 may be contributed for any year to Education IRAs for the same beneficiary. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified higher education expenses of the beneficiary (or a qualified family member).

Simplified Employee Pension Plan - SEP

         Legg Mason makes available to corporate and other employers a SEP for investment in the fund.

Savings Incentive Match Plan for Employees - SIMPLE

         An employer with no more than 100 employees that does not maintain another retirement plan may establish a SIMPLE either as separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans, will allow certain employees to make elective contributions of up to $6,000 per year and will require the employer to make matching contributions up to 3% of each such employee's salary or a 2% non-elective contribution.

         Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an "eligible retirement plan" (including IRAs and other qualified plans) that accepts those distributions. Other distributions generally are subject to regular wage withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax advisor for further information.

                            VALUATION OF FUND SHARES

         The fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         USE OF THE AMORTIZED COST METHOD The trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accretion of discount rather than at current market value. The Board of Trustees periodically assesses the accuracy and appropriateness of this method of valuation.

         The fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the fund's investment objective.

         Under the Rule, the fund is permitted to purchase instruments which are subject to demand features or standby commitments. As defined by the Rule, a demand feature entitles the fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding one year, on no more than 30 days' notice. A standby commitment entitles the fund to achieve same day settlement and to receive an exercise price equal to the amortized cost of the underlying instrument plus accrued interest at the time of exercise.

         Although demand features and standby commitments are techniques that are defined as "puts" under the Rule, the fund does not consider them to be "puts" as that term is used in the fund's investment limitations. Demand features and standby commitments are features which enhance an instrument's liquidity, and the investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the fund from using techniques which enhance the liquidity of portfolio instruments.

         MONITORING PROCEDURES The fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the trustees will take any steps they consider appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other potentially unfair results arising from differences between the two methods of determining net asset value.

         INVESTMENT RESTRICTIONS Rule 2a-7 requires the fund, if it wishes to value its assets at amortized cost, to limit its investments to instruments that, (i) in the opinion of the Adviser, present minimal credit risk and (ii)(a) are rated in the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs")(or one, if only one NRSRO has rated the security) or, (b) if unrated, are determined to be of comparable quality by the Adviser, all pursuant to procedures established by the Board of Trustees ("Eligible Securities"). Securities that were long-term when issued, but that have 397 days or less remaining to maturity, and that lack an appropriate short-term rating, may be eligible if they are comparable in priority and security to a rated short-term security, unless the former security has a long-term rating below A.

         The fund may invest no more than 5% of its total assets in securities that are Eligible Securities but have not been rated in the highest short-term ratings category by at least two NRSROs (or by one NRSRO, if only one NRSRO has assigned the obligation a short-term rating) or, if the obligations are unrated, determined by the Adviser to be of comparable quality ("Second Tier Securities"). In addition, the fund will not invest more than 1% of its total assets or $1 million (whichever is greater) in the Second Tier Securities of a single issuer.

         The Rule requires the fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and in any event not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined by the Rule) of more than 397 days can be purchased by the fund; except that the fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. Certain variable rate securities in which the fund invests may have a remaining maturity of more than 397 days. However, pursuant to regulations of the SEC, the fund is permitted to treat these securities as having a maturity of no more than 397 days, based on the times at which the interest rates of these securities are reset and/or the fund is permitted to redeem them on demand.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         It is the fund's usual practice to hold portfolio securities to maturity and realize par, unless the Adviser determines that sale or other disposition is appropriate in light of the fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the fund, computed by dividing the annualized daily income on the fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

                             PERFORMANCE INFORMATION

         HOW THE FUND'S YIELD IS CALCULATED The current annualized yield for the fund is based on a seven-day period and is computed by determining the net change in the value of a hypothetical account in the fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include gains and losses or unrealized appreciation and depreciation. In addition, the fund may use a compound effective annualized yield quotation which is calculated as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.

         The fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the fund's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the fund's yield with yields on fixed-income investments, such as insured savings certificates. In comparing the yield of the fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolio, the method used to compute the yield and whether there are any special charges that may reduce the yield.

         The fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the fund will fluctuate. In Performance Advertisements, the fund may compare its taxable yield with data published by Lipper Analytical Services, Inc. for money market funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Morningstar Mutual Funds ("Morningstar") or Wiesenberger Investment Companies Service ("Wiesenberger") or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce.

         The types of securities in which the fund invests are different from those included in the Standard & Poor's and Dow Jones indices which track the performance of the equity markets. The S&P 500 and Dow Jones are accepted as broad-based measures of the equity markets. Calculation of those indices assumes reinvestment of dividends and ignores brokerage and other costs of investing. The fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Morningstar or Wiesenberger. Performance Advertisements also may refer to discussions of the Trust and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY Magazine, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

         The fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies,

Inc. Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or part by an agency of the U.S. Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns thereon will fluctuate. While the fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         In advertising, the fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The fund may use other recognized sources as they become available.

         The fund may use data prepared by independent third parties such as Ibbotson Associates and Frontier Analytics, Inc. to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Typically, different indices are used to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The fund may also include in advertising biographical information on key investment and managerial personnel.

         The fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have grown to provide a full spectrum of financial services. Legg Mason affiliates serve as investment advisers for private accounts and mutual funds with assets of more than $134 billion as of September 30, 2000.

         In advertising, the fund may discuss the advantages of saving through tax-deferred retirement plans or accounts, including the advantages and disadvantages of "rolling over" a distribution from a retirement plan into an IRA, factors to consider in determining whether you qualify for such a rollover, and the other options available. These discussions may include graphs or other illustrations that compare the growth of a hypothetical tax-deferred investment to the after-tax growth of a taxable investment.

                             MASSACHUSETTS TRUST LAW

         The fund is a Massachusetts business trust formed on July 24, 1978. Under certain circumstances, shareholders may be held personally liable under Massachusetts's law for obligations of the fund. To protect its shareholders, the fund's Declaration of Trust, filed with the Commonwealth of Massachusetts, expressly disclaims the liability of its shareholders for acts or obligations of the fund. The Declaration requires notice of this disclaimer to be given in each agreement, obligation or instrument the fund or its trustees enter into or sign.

         The Declaration of Trust authorizes the fund to issue an unlimited number of shares. Each share of the fund gives the shareholder one vote in trustee elections and other matters submitted to shareholders for vote. Fractional shares have fractional voting rights. There is no cumulative voting in the election of Trustees. Fund shares are fully paid and non-assessable, and have no preemptive or conversion rights.

         Special meetings of shareholders may be called by the Trustees or Chief Executive Officer of the fund and shall be called by the Trustees upon the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote. Shareholders shall be entitled to at least fifteen days notice of any meeting.

         In the unlikely event a shareholder, based on the mere fact of being a shareholder, is held personally liable for the fund's obligations, the fund is required to use its property to protect or compensate the shareholder. On request, the fund will defend any claim made, and pay any judgment, against such a shareholder for any act or obligation of the fund. Therefore, the fund believes that financial loss resulting from liability as a shareholder will occur only if the fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Under the Advisory Agreement, the Adviser is responsible for the execution of portfolio transactions. Debt securities are generally traded on a "net" basis without a stated commission, through dealers acting for their own account and not as brokers. Prices paid to a dealer in debt securities will generally include a "spread", which is the difference between the prices at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. Some portfolio transactions may be executed through brokers acting as agents. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions for agency transactions to brokers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the Adviser also takes into account such factors as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker. The fund paid no brokerage commissions, nor did it allocate any transactions to dealers for research, analysis, advice or similar services during any of its last three fiscal years.

         Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers who provide supplemental investment and market research and securities and economic analysis, and, for agency transactions, may pay to these broker-dealers a higher brokerage commission than may be charged by other brokers. Such research and analysis may be useful to the Adviser in connection with services to clients other than the fund. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

         The fund may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal. However, the fund's Board of Trustees has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in underwritings in which Legg Mason or any of its affiliated persons is a participant.

         Investment decisions for the fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.

         The fund may not always hold portfolio securities to maturity, but may sell a security to buy another that has a higher yield because of short-term market movements. This may result in high portfolio turnover. The fund does not anticipate incurring significant brokerage expense in connection with such transactions, since ordinarily they will be made directly with the issuer or a dealer on a net price basis.

         THE FUND'S CUSTODIAN AND TRANSFER AND DIVIDEND-DISBURSING AGENT

         State Street Bank and Trust Company ("State Street"), P.O. Box 1713, Boston, MA 02105 serves as custodian of the fund's assets. BFDS, P.O. Box 953, Boston, MA 02103, as agent for State Street, serves as transfer and dividend-disbursing agent and administrator of various shareholder services. Legg Mason assists BFDS with certain of its duties as transfer agent and receives compensation from BFDS for its services. The fund reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs.

                            THE FUND'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C. 20036-1800, serves as counsel to the fund.

                         THE FUND'S INDEPENDENT AUDITORS

         Ernst  &  Young  LLP,  Two  Commerce   Square,   2001  Market   Street,
Philadelphia, PA, 19103 serves as the fund's independent auditors.

                              FINANCIAL STATEMENTS

         The fund's Statements of Net Assets as of August 31, 2000; the Statement of Operations for the year ended August 31, 2000; the Statement of Changes in Net Assets for the years ended August 31, 2000 and 1999; the Financial Highlights for the years ended August 31, 1996 through 2000; the Notes to Financial Statements and the Report of Ernst & Young LLP are hereby incorporated by reference in this Statement of Additional Information from the fund's annual report for the year ended August 31, 2000.

                                                                     APPENDIX A

                              RATINGS OF SECURITIES


Description of Moody's Investors Service, Inc. ("Moody's") Ratings:

Corporate Bonds

         Aaa-Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A-Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa-Bonds which are rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba-Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa-Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca-  Bonds  which  are  rated  Ca  represent   obligations   which  are
speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper

         The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers with a Prime-1 ("P-1") rating will normally have the following characteristics: (1) leading market positions in well-established industries;
(2) high rates of return on funds employed; (3) conservative capitalization structures with moderate reliance on debt and ample asset protection; (4) broad margins in earning coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

Description of Standard & Poor's ("S&P") Ratings:

Corporate Bonds

         AAA-An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA -An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A-An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB-An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         BB-An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         B-An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         CCC-An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         CC-An obligation rated CC is currently highly vulnerable to nonpayment.

         C-A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

         D-An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-)-The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         r-This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

         N.R.-This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Commercial Paper

         A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

         A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

         A-3. A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                          Legg Mason Cash Reserve Trust

Part C.   Other Information

Item 23.  Exhibits

         (a)      (i)      Declaration of Trust (1)
                  (ii)     Amendment No.1 to Declaration of Trust (1)
                  (iii)    Amendment No.2 to Declaration of Trust (1)

         (b)      By-laws (As Restated and Amended February 2, 1987)  (1)

         (c) Instruments defining the rights of security holders with respect to Legg Mason Cash Reserve Trust are contained in the Declaration of Trust and subsequent amendments and Bylaws which are incorporated herein by reference to Exhibits (b)(1) and (b)(2) to Part C of Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997.

         (d)      (i)      Management Agreement (1)
                  (ii)     Investment Advisory Contract (1)

         (e)      Amended Underwriting Agreement - filed herewith

         (f)      Bonus, profit sharing or pension plans--none

         (g)      Custodian Agreement (1)

         (h)      Transfer Agency and Service Agreement (1)

         (i)      Opinion of Counsel - filed herewith

         (j)      Consent of Independent Auditors - filed herewith

         (k)      Financial statements omitted from Item 22--none

         (l)      Not Applicable

         (m) Amended Distribution Plan pursuant to Rule 12b-1 - filed herewith

         (n)      Financial Data Schedules - not applicable

         (o)      Plan pursuant to Rule 18f-3 - none

         (p) Code of Ethics for the fund, its investment adviser and its principal underwriter (2)

(1)      Incorporated   herein  by   reference  to   corresponding   exhibit  of
Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997.

(2)      Incorporated   herein  by   reference  to   corresponding   exhibit  of
Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715 filed March 28, 2000.

Item 24.      Persons Controlled By or Under Common Control with Registrant

              None

Item 25.      Indemnification

              This Item is incorporated herein by reference to Item 27 of Part C of Post-Effective Amendment No. 35 to the Registration Statement, SEC File No. 2-62218, filed December 31, 1997.

Item 26.      Business and Other Connections of Manager and Investment Adviser

I. Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner or trustee.

Deepak Chowdhury        President, LMFA
                        Senior Vice President, LMWW

Raymond A. Mason        Chairman and Director, LMFA
                        Chairman, President, and CEO, Legg Mason, Inc.
                        Director, Chairman and President, Legg Mason
                             Holdings Limited
                        Director, 3040692 Nova Scotia Company
                        Director, Legg Mason Canada Holdings Ltd.
                        Director, Legg Mason UK Holdings Plc
                        Director, LM Holdings Limited
                        Chairman and Director, LMFM
                        Chairman and Director, LMWW
                        Director, Batterymarch
                        Director, Howard Weil
                        Director, Gray, Seifert
                        Director, Brandywine
                        Director, Berkshire
                        Director, WAM
                        Director, WAMCL
                        Director, LMRE
                        Director, LMCM

Philip E. Sachs         Vice President, LMFA
                        Director, LMCM

Timothy C. Scheve       Director, LMFA
                        Executive Vice President, Legg Mason, Inc.
                        Director, Executive Vice President and Treasurer, LMWW
                        Director, Legg Mason UK Holdings Plc
                        Director, Legg Mason Holdings Limited
                        Director, 3040692 Nova Scotia Company
                        Director, Legg Mason Canada Holdings Ltd.
                        Director, Bartlett
                        Director, WAM
                        Director, WAMCL
                        Director, LMFM
                        Director, LMCM
                        Director, LMT

Edward A. Taber III     Director and Chairman, LMFA
                        Senior Executive Vice President/Head of Investment
                             Management, Legg Mason, Inc.
                        Director and Vice President, 3040692 Nova Scotia Company
                        Director and Vice President, Legg Mason Canada
                             Holdings Ltd.
                        Senior Executive Vice President, LMWW
                        Director, Legg Mason Holdings Limited
                        Director, Legg Mason UK Holdings Plc
                        Director, LM Holdings Limited
                        Director and Chairman, LMIA
                        Director, Batterymarch
                        Director, Howard Weil
                        Director, Gray, Seifert
                        Director, Brandywine
                        Director, WAM
                        Director, WAMCL
                        Director, LMCM
                        Director, LMFM
                        Director, LMT

II. Western Asset Management Company ("WAM") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

James W. Hirschmann III    Director and CEO, WAM
                           Managing Director and Director, WAMCL

Raymond A. Mason           Director, WAM
                           Chairman, President, and CEO, Legg Mason, Inc.
                           Director, Chairman and President, Legg Mason
                                Holdings Limited
                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Chairman and Director, LMFM
                           Chairman and Director, LMWW
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director, Berkshire
                           Director, WAMCL
                           Director, LMRE
                           Director, LMCM
                           Director, LMFA

Timothy C. Scheve          Director, WAM
                           Executive Vice President, Legg Mason, Inc.
                           Director, Executive Vice President and Treasurer,
                                LMWW
                           Director, Legg Mason UK Holdings Plc
                           Director, Legg Mason Holdings Limited

                           Director, 3040692 Nova Scotia Company
                           Director, Legg Mason Canada Holdings Ltd.
                           Director, Bartlett
                           Director, WAMCL
                           Director, LMFM
                           Director, LMFA
                           Director, LMCM
                           Director, LMT

Elisabeth N. Spector       Director, WAM
                           Senior Vice President, Legg Mason, Inc.
                           Director, Vice President and Secretary, Legg Mason
                                Canada Holdings Limited
                           Vice President and Secretary, 3040692 Nova Scotia
                                Company
                           Director, LM Holdings Limited
                           Director, Batterymarch
                           Director, Brandywine
                           Director, Gray, Seifert
                           Director, WAMCL

Edward A. Taber III        Director, WAM
                           Senior Executive Vice President/Head of Investment
                                Management, Legg Mason, Inc.
                           Director and Vice President, 3040692 Nova Scotia
                                Company
                           Director and Vice President, Legg Mason Canada
                                Holdings Ltd.
                           Senior Executive Vice President, LMWW
                           Director, Legg Mason Holdings Limited
                           Director, Legg Mason UK Holdings Plc
                           Director, LM Holdings Limited
                           Director and Chairman, LMIA
                           Director, Batterymarch
                           Director, Howard Weil
                           Director, Gray, Seifert
                           Director, Brandywine
                           Director,  WAMCL
                           Director and Chairman, LMFA
                           Director, LMCM
                           Director, LMFM
                           Director, LMT

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management, Inc. ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Gray, Seifert & Co., Inc.  ("Gray, Seifert")
380 Madison Avenue
New York, NY  10017

Howard, Weil, Labouisse, Friedrichs, Inc.  ("Howard Weil")
1100 Poydras Street
New Orleans, LA  70163

Legg Mason Canada Holdings Ltd.
PO Box 7289, Stn "A"
44 Chipman Hill
Saint John, NB  E24 456

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason Holdings Limited
155 Bishopsgate
London  EC2M 3XG
England

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Services, Inc.  ("LMRE")
Mellon Bank Center, 12th Floor
1735 Market Street
Philadelphia, PA  19103

Legg Mason Trust, fsb  ("LMT")
100 Light Street
Baltimore, MD  21202

Legg Mason UK Holdings Plc
20 Regent Street
London  SW1Y 4PZ

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Holdings Limited
20 Regent Street
London  SW1Y 4PZ

LM Institutional Advisors, Inc.  ("LMIA")
100 Light Street
Baltimore, MD  21202

LMM LLC ("LMM")
100 Light Street
Baltimore, MD  21202

Western Asset Management Company  ("WAM")
117 East Colorado Boulevard
Pasadena, CA  91105

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3XG
England

3040692 Nova Scotia Company
Ste 800, 1959 Upper Water Street
PO Box 997
Halifax, N.S.  B3J 2X2

Item 27.      Principal Underwriters

         (a)      Legg Mason Income Trust, Inc.
                  Legg Mason Tax Exempt Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Value Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Focus Trust, Inc.
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Legg Mason Light Street Trust, Inc.
                  Legg Mason Investment Trust, Inc.
                  LM Institutional Fund Advisors I, Inc.
                  LM Institutional Fund Advisors II, Inc.

       (b)    The  following  table  sets  forth  information   concerning  each
              director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------

Raymond A. Mason                  Chairman of the                None
                                  Board and Director

James W. Brinkley                 President, Chief               None
                                  Operating Officer
                                  and Director

Timothy C. Scheve                 Executive Vice                 None
                                  President and
                                  Treasurer and
                                  Director

Robert G. Sabelhaus               Executive Vice                 None
                                  President and
                                  Director

Thomas P. Mulroy                  Senior Vice                    None
                                  President and
                                  Director

Edmund J. Cashman, Jr.            Senior Executive               Trustee
                                  Vice President

Richard J. Himelfarb              Senior Executive               None
                                  Vice President

Edward A. Taber III               Senior Executive               Trustee
                                  Vice President

Robert G. Donovan                 Executive Vice                 None
                                  President

Manoochehr Abbaei                 Senior Vice President          None

Charles A. Bacigalupo             Senior Vice                    None
                                  President and
                                  Secretary

F. Barry Bilson                   Senior Vice President          None

D. Stuart Bowers                  Senior Vice President          None

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------
W. William Brab                   Senior Vice President          None

Deepak Chowdhury                  Senior Vice President          None

Thomas M. Daly, Jr.               Senior Vice President          None

Jeffrey W. Durkee                 Senior Vice President          None

Harry M. Ford, Jr.                Senior Vice President          None

Dennis A. Green                   Senior Vice President          None

Thomas E. Hill                    Senior Vice President          None
218 N. Washington Street
Suite 31
Easton, MD  21601

Arnold S. Hoffman                 Senior Vice President          None
1735 Market Street
Philadelphia, PA  19103

Carl Hohnbaum                     Senior Vice President          None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

William B. Jones, Jr.             Senior Vice President          None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                    Senior Vice President          None

Horace M. Lowman, Jr.             Senior Vice                    None
                                  President and Asst.
                                  Secretary

Marvin H. McIntyre                Senior Vice President          None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------
Jonathan M. Pearl                 Senior Vice                    None
                                  President

Mark I. Preston                   Senior Vice President          None

Robert F. Price                   Senior Vice                    None
                                  President and
                                  General Counsel

Thomas L. Souders                 Senior Vice                    None
                                  President and Chief
                                  Financial Officer

Elisabeth N. Spector              Senior Vice President          None

Joseph A. Sullivan                Senior Vice President          None

Richard L. Baker                  Vice President                 None

William H. Bass, Jr.              Vice President                 None

Nathan S. Betnun                  Vice President                 None

John C. Boblitz                   Vice President                 None

Andrew J. Bowden                  Vice President and             None

                                  Deputy General
                                  Counsel

Edwin J. Bradley, Jr.             Vice President                 None

Carol A. Brown                    Vice President                 None

Scott R. Cousino                  Vice President                 None

Thomas W. Cullen                  Vice President                 None

Charles J. Daley, Jr.             Vice President and             None
                                  Controller

Norman C. Frost, Jr.              Vice President                 None

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------
James E. Furletti                 Vice President                 None
Legg Mason Center, Suite 200
600 Washington Avenue
Towson, MD  21204-3712

Daniel R. Greller                 Vice President                 None

Richard A. Jacobs                 Vice President                 None

C. Gregory Kallmyer               Vice President                 None
56 West Main Street
Newark, DE  19702

Kurt A. Lalomia                   Vice President                 None

Edward W. Lister, Jr.             Vice President                 None

Theresa McGuire                   Vice President                 None

Julia A. McNeal                   Vice President                 None

Gregory B. McShea                 Vice President                 None

Edward P. Meehan                  Vice President                 None
12021 Sunset Hills Road
Suite 100
Reston, VA  20190

Thomas C. Merchant                Vice President and             None
                                  Assistant General
                                  Counsel

Paul Metzger                      Vice President                 None

Mark C. Micklem                   Vice President                 None
1747 Pennsylvania Ave., N.W.
Washington, DC  20006

John A. Moag, Jr.                 Vice President                 None

Hance V. Myers, III               Vice President                 None
1100 Poydras St.
New Orleans, LA  70163

Ann O'Shea                        Vice President                 None

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------
Robert E. Patterson               Vice President and             None
                                  Deputy General
                                  Counsel

Gerard F. Petrik, Jr.             Vice President                 None

Douglas F. Pollard                Vice President                 None

Judith L. Ritchie                 Vice President                 None
8251 Greensboro Drive
Suite 300
McLean, VA  22102-0700

Thomas E. Robinson                Vice President                 None

Theresa M. Romano                 Vice President                 None

James A. Rowan                    Vice President                 None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Douglas M. Schmidt                Vice President                 None

B. Andrew Schmucker               Vice President                 None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg            Vice President                 None

Henry V. Sciortino                Vice President                 None
1735 Market St.
Philadelphia, PA 19103

Chris A. Scitti                   Vice President                 None

Eugene B. Shephard                Vice President                 None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell              Vice President                 None

Jane Soybelman                    Vice President                 None

Alexsander M. Stewart             Vice President                 None

Joseph E. Timmins III             Vice President                 None

Joyce Ulrich                      Vice President                 None

Name and Principal                Position and Offices    Positions and Offices
Business Address*                 with Underwriter -      with Registrant
                                  LMWW
--------------------------------------------------------------------------------
William A. Verch                  Vice President                 None

Sheila M. Vidmar                  Vice President and             None
                                  Deputy General
                                  Counsel


Carol Converso-Burton             Assistant Vice                 None
                                  President

Ronald N. McKenna                 Assistant Vice                 None
                                  President

Suzanne E. Peluso                 Assistant Vice                 None
                                  President

Lauri F. Smith                    Assistant Vice                 None
                                  President

Janet B. Sraver                   Assistant Vice                 None
                                  President

Leslee Stahl                      Assistant Secretary            None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

         (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


Item 28. Location of Accounts and Records

         State Street Bank and Trust Company  and  Legg Mason Fund Adviser, Inc.
         P.O. Box 1713                             100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services

         None

Item 30. Undertakings

         None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Cash Reserve Trust, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 38 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 20th day of November, 2000.

                                       LEGG MASON CASH RESERVE TRUST


                                       By: /s/ Marie K. Karpinski
                                          --------------------------
                                          Marie K. Karpinski
                                          Vice President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                            Title                    Date
---------                            -----                    ----

/s/ John F. Curley, Jr.*             Chairman of the Board,
---------------------------------    President and Trustee    November 20, 2000
John F. Curley, Jr.

/s/ Edmund J. Cashman Jr.*           Trustee                  November 20, 2000
---------------------------------
Edmund J. Cashman Jr.

/s/ Nelson A. Diaz**                 Trustee                  November 20, 2000
---------------------------------
Nelson A. Diaz

/s/ Richard G. Gilmore*              Trustee                  November 20, 2000
---------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman*                Trustee                  November 20, 2000
---------------------------------
Arnold L. Lehman

/s/ Jill E. McGovern*                Trustee                  November 20, 2000
---------------------------------
Jill E. McGovern

/s/ G. Peter O'Brien*                Trustee                  November 20, 2000
---------------------------------
G. Peter O'Brien

/s/ T. A. Rodgers*                   Trustee                  November 20, 2000
---------------------------------
T. A. Rodgers

/s/ Edward A. Taber, III*            Trustee                  November 20, 2000
---------------------------------
Edward A. Taber, III

/s/ Marie K. Karpinski               Vice President           November 20, 2000
---------------------------------    and Treasurer
Marie K. Karpinski

*Signatures affixed by Marc R. Duffy pursuant to a Power of Attorney dated November 12, 1999, a copy of which is filed herewith.

**Signature affixed by Marc R. Duffy pursuant to a Power of Attorney dated May 12, 2000, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' current Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON INCOME TRUST, INC.         LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST INC.
LEGG MASON TAX EXEMPT TRUST, INC.     LEGG MASON INVESTORS TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON FOCUS TRUST, INC.          LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those above-listed companies for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                                DATE

/s/ Edmund J. Cashman, Jr.                               November 12, 1999
----------------------------------------
Edmund J. Cashman, Jr.

/s/ John F. Curley, Jr.                                  November 12, 1999
----------------------------------------
John F. Curley, Jr.

/s/ Richard G. Gilmore                                   November 12, 1999
----------------------------------------
Richard G. Gilmore

/s/ Arnold L. Lehman                                     November 12, 1999
----------------------------------------
Arnold L. Lehman

/s/ Raymond A. Mason                                     November 12, 1999
----------------------------------------
Raymond A. Mason

/s/ Jill E. McGovern                                     November 12, 1999
----------------------------------------
Jill E. McGovern

/s/ Jennifer W. Murphy                                   November 12, 1999
----------------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                     November 12, 1999
----------------------------------------
G. Peter O'Brien

/s/ T. A. Rodgers                                        November 12, 1999
----------------------------------------
T. A. Rodgers

/s/ Edward A. Taber, III                                 November 12, 1999
----------------------------------------
Edward A. Taber, III

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies:

LEGG MASON CASH RESERVE TRUST         LEGG MASON VALUE TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.   LEGG MASON TOTAL RETURN TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.         LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.      LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND       LEGG MASON FOCUS TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or one of its affiliates acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee ("Funds"), hereby severally constitute and appoint each of MARIE K. KARPINSKI, MARC R. DUFFY, ANDREW J. BOWDEN, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity and only for those Funds for which I serve as Director/Trustee, any Registration Statements of the Funds on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all subsequent Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                           DATE


/s/  Nelson Diaz                                    May 12, 2000
-----------------------------
Nelson A. Diaz

                          Legg Mason Cash Reserve Trust
                                  Exhibit Index


Exhibit (e)       Amended Underwriting Agreement

Exhibit (i)       Opinion of Counsel

Exhibit (j)       Consent of Independent Auditors

Exhibit (m)       Amended Distribution Plan pursuant to Rule 12b-1